Financial Risks - Schedule of Fair Values of Available-for-Sale (AFS) Instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair values of available for sale instruments used [line items]
Total fair value	€ 139,834	€ 139,711
Total value of fair value through profit or loss	8,597	7,119
Asset backed securities [member]
Fair values of available for sale instruments used [line items]
Total fair value	4,503	4,226
Asset backed securities [member] | Level II [member]
Fair values of available for sale instruments used [line items]
Total fair value	3,650	3,323
Asset backed securities [member] | Level III [member]
Fair values of available for sale instruments used [line items]
Total fair value	853	903
Residential mortgage- backed securities [member] | Americas [member]
Fair values of available for sale instruments used [line items]
Total fair value	2,102	2,985
Residential mortgage- backed securities [member] | Level II [member] | Americas [member]
Fair values of available for sale instruments used [line items]
Total fair value	2,060	2,931
Residential mortgage- backed securities [member] | Level III [member] | Americas [member]
Fair values of available for sale instruments used [line items]
Total fair value	42	54
Commercial mortgage- backed securities (CMBSs) [member] | Americas [member]
Fair values of available for sale instruments used [line items]
Total value of fair value through profit or loss	3,314	3,375
Commercial mortgage- backed securities (CMBSs) [member] | Level II [member] | Americas [member]
Fair values of available for sale instruments used [line items]
Total value of fair value through profit or loss	3,310	3,372
Commercial mortgage- backed securities (CMBSs) [member] | Level III [member] | Americas [member]
Fair values of available for sale instruments used [line items]
Total value of fair value through profit or loss	€ 4	€ 3